Income Taxes - Components of Income Tax Expense (Benefit) From Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
U S Federal, Current	$ 54	$ 76	$ 71
U S State and Local, Current	10	13	13
Foreign, Current	5	13	5
Current income tax expense	69	102	89
U S Federal, Deferred	(17)	(31)	(43)
U S State and Local, Deferred	(3)	(5)	(7)
Foreign, Deferred	2	(2)	(9)
Deferred income tax benefit	(18)	(38)	(59)
Income tax expense	$ 51	$ 64	$ 30